Commitments and contingencies (Details Narrative) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2013 USD ($)
Disclosure of transactions between related parties [line items]
Annual rent	S/ 339	S/ 336	S/ 326
Peruvian Government [Member]
Disclosure of transactions between related parties [line items]
Description of royalty payment		According to the Royalty Mining Law in force since October 1, 2011, the royalty for the exploitation of metallic and nonmetallic resources is payable on a quarterly basis in an amount equal to the greater of: (i) an amount determined in accordance with a statutory scale of rates based on operating profit margin that is applied to the quarterly operating profit, adjusted by certain items, and (ii) 1% of net sales, in each case during the applicable quarter.
Royalty expense	1,179	S/ 841	S/ 1,052
Virrila Concession Non Metallic Mining Activities Agreement [Member] | Third Party [Member]
Disclosure of transactions between related parties [line items]
Lease term				30 years
Description of royalty payment				Equivalent amount to US$4.5 each for each metric tons of calcareous extracted; the annual royalty may not be less than the equivalent to 850,000 metric tons since the fourth year of production.
Royalty expense	S/ 6,023	S/ 3,932
Virrila Concession Non Metallic Mining Activities Agreement [Member] | Third Party [Member] | USD
Disclosure of transactions between related parties [line items]
Maximum capital contribution | $				$ 600